Condensed Statements of Cash Flow (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net Income	$ 6,514	$ 26,585	$ 112,992	$ 25,783
Changes in operating assets and liabilities:
Accounts receivable			(9,701)
Advances to related party				(7,539)
Inventory	(26,802)	(31,299)	(84,812)	(732)
Accounts payable	1,191	2,493	(40)	425
Income tax payable	1,880		61,032	7,043
Loan payable				1,369
Net cash used in operating activities	(17,217)	(2,221)	79,471	26,349
Net cash increase (decrease) for period	(17,217)	(2,221)	79,471	26,349
Cash, beginning of period	105,820	26,349	26,349	0
Cash, end of period	88,603	24,128	105,820	26,349
Supplemental cash flow information:
Cash paid of interest
Cash paid for income taxes